Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Contingency [Line Items]
Benefit for change in tax rate and tax laws, value	$ 802,000	$ 9,543,000	$ 75,000
Taxes on other non-deductible expenses, and non-deductible taxes	(893,000)	6,216,000	5,144,000
Benefit for tax rate differential	6,695,000	2,249,000	5,201,000
Income tax expense	46,944,000	19,736,000	24,363,000
Income tax expenses recognized directly to equity	265,000	(8,467,000)	6,483,000
Reduction in deferred tax liabilities following U.S. tax reform	8,820,000
Reduction in deferred tax assets following U.S. tax reform	429,000
Income tax penalties accrued	0	0	0
Deferred tax asset not recognized, deductible temporary differences due to subsidiaries	11,815,000	17,837,000
Deferred tax liability due to subsidiaries for which a dividend distribution is expected	1,804,000	2,238,000	1,719,000
Interest on income taxes accrued	500,000	900,000	1,200,000
Income tax penalties and interest accrued	$ 3,400,000	$ 2,900,000	$ 2,000,000
German entities
Income Tax Contingency [Line Items]
Corporate income tax rate	15.00%
Solidarity surcharge	0.825%	0.825%	0.825%
Solidarity surcharge rate on the corporate income tax rate	5.50%	5.50%	5.50%
Trade tax rate	16.18%	16.18%	16.18%
Overall tax rate	32.00%	32.00%	32.00%
Foreign Tax Authority | United States
Income Tax Contingency [Line Items]
Benefit for change in tax rate and tax laws, value		$ 8,820,000
Foreign Tax Authority | Brazil
Income Tax Contingency [Line Items]
Taxes on other non-deductible expenses, and non-deductible taxes	$ 1,620,000	$ 1,361,000
Foreign Tax Authority | South Korea
Income Tax Contingency [Line Items]
Benefit for tax rate differential	$ 6,311,000